Income Taxes (Tax effects of temporary differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
Current deferred tax assets, net of current deferred tax liability:
Net operating loss carryforwards	$ 44,250				$ 30,344
Compensated absences, accrued for financial reporting purposes	3,117				2,956
Workers compensation and self-insurance health reserves, principally due to accrual for financial reporting purposes	2,043				1,688
Accounts receivable, principally due to allowance for doubtful receivables	2,585				1,154
Deferred revenue for financial reporting purposes	2,525				2,673
Other	1,600				938
Total current deferred tax assets	56,120				39,753
Long-term deferred tax assets:
Net operating loss carryforwards	87,688				90,589
Deferred revenue for financial reporting purposes	33,552				35,506
Alternative minimum tax credits	1,735				1,895
Deferred compensation expense for tax purposes in excess of amounts recognized for financial reporting purposes	1,374				2,556
Asset retirement obligations in excess of amounts recognized for tax purposes	6,660				4,930
Share-based compensation expense for financial reporting purposes in excess of amounts recognized for tax purposes	1,458				1,860
Other	4,266				4,335
Total long-term deferred tax assets	136,733				141,671
Long-term deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation	231,109				212,719
Intangible assets	48,768				49,761
Flow-through entity deferred tax items	44,728				40,667
Total long-term deferred tax liabilities	324,605				303,147
Net long-term deferred tax liabilities	$ 187,872	$ 166,605	$ 169,874	$ 159,085	$ 161,476